Stockholders Deficit - Additional Information (Details) (USD $)	1 Months Ended					9 Months Ended		12 Months Ended					69 Months Ended	78 Months Ended						12 Months Ended						12 Months Ended							1 Months Ended		12 Months Ended										9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended			69 Months Ended	12 Months Ended		1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended	78 Months Ended	12 Months Ended	9 Months Ended					12 Months Ended		69 Months Ended	12 Months Ended		69 Months Ended
	May 31, 2010	Nov. 30, 2009	Aug. 31, 2009	Dec. 31, 2007	Sep. 30, 2007	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 30, 2006	Dec. 31, 2011	Sep. 30, 2012	Jul. 31, 2012	Oct. 19, 2009	Dec. 03, 2007	Nov. 07, 2007	Jul. 13, 2007	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2009 Warrant [Member]	Dec. 31, 2008 Warrant [Member]	Dec. 31, 2007 Warrant [Member]	Dec. 31, 2006 Warrant [Member]	Dec. 31, 2011 Cost Of Permanent Equity [Member]	Dec. 31, 2011 Legal Services [Member]	Dec. 31, 2010 Legal Services [Member]	Dec. 31, 2011 Compliance Services [Member]	Dec. 31, 2010 Compliance Services [Member]	Dec. 31, 2010 Consulting Services [Member]	Dec. 31, 2011 Settlement Of Accrued Expenses [Member]	Dec. 31, 2007 Private Placement [Member]	Jan. 31, 2007 Private Placement [Member]	Dec. 31, 2007 Private Placement [Member]	Dec. 31, 2011 Legal Expenses [Member]	Dec. 31, 2010 Legal Expenses [Member]	Dec. 31, 2010 Compliance Expenses [Member]	Dec. 31, 2011 Consulting Expenses [Member]	Dec. 31, 2010 Consulting Expenses [Member]	Dec. 31, 2011 Gain On Settlement Accrued Rent Expenses [Member]	Dec. 31, 2011 Amended and Restated 2006 Incentive and Nonstatutory Stock Option Plan [Member]	Dec. 30, 2006 Amended and Restated 2006 Incentive and Nonstatutory Stock Option Plan [Member]	Dec. 30, 2006 Stock Options [Member]	Sep. 30, 2012 Board Of Director	Sep. 30, 2012 Consultant	Dec. 31, 2007 President [Member]	Dec. 31, 2007 Chief Executive Officer [Member]	Sep. 30, 2012 Nonoperating Income Expense	Sep. 30, 2012 Convertible Notes Payable	Dec. 31, 2011 Subsequent Event [Member]	Dec. 31, 2011 Project Development Expenses [Member]	Dec. 31, 2010 Project Development Expenses [Member]	Dec. 31, 2011 Project Development Expenses [Member]	Dec. 31, 2007 Employment Agreements [Member]	Dec. 31, 2007 Consulting Agreements [Member]	Jan. 31, 2011 January 2011 Warrants	Dec. 31, 2007 Minimum	Aug. 31, 2007 Minimum	Dec. 31, 2007 Maximum	Aug. 31, 2007 Maximum	Jan. 31, 2011 Stock Purchase Agreement with LPC	Sep. 30, 2012 Stock Purchase Agreement with LPC	Sep. 30, 2011 Stock Purchase Agreement with LPC	Sep. 30, 2012 Stock Purchase Agreement with LPC	Sep. 30, 2011 Stock Purchase Agreement with LPC	Dec. 31, 2011 Stock Purchase Agreement with LPC	Sep. 30, 2012 Stock Purchase Agreement with LPC	Dec. 31, 2011 Stock Purchase Agreement with LPC Commitment Shares [Member]	Sep. 30, 2012 Stock Purchase Agreement with LPC Minimum	Sep. 30, 2012 Stock Purchase Agreement with LPC Maximum	Sep. 30, 2012 Equity Facility	Sep. 30, 2012 Equity Facility with TCA	Dec. 31, 2011 General and administrative	Dec. 31, 2011 General and administrative	Dec. 31, 2010 General and administrative	Dec. 31, 2011 General and administrative	Dec. 31, 2011 Project Development	Dec. 31, 2010 Project Development	Dec. 31, 2011 Project Development
Stockholders Equity [Line Items]
Allocated Share-based Compensation Expense																													$ 22,962,000							$ 162,000	$ 20,250	$ 0	$ 1,800	$ 0	$ 7,920											$ 0	$ 0	$ 4,368,000																				$ 4,487,000	$ 161,851	$ 52,487	$ 6,311,670	$ 0	$ 0	$ 4,468,490
Common shares issued, shares			200,000			389,752																					718,963	75,000	139,549	0	0								10,000						44,000	13,889																											280,000
Common shares issued, value			3,000			83,000																																							7,500	2,100																											110,000
Committed shares issued to LPC																																																														9,850,000			10,000,000					35,000	500,000
Convertible Note default interest rate						18.00%
Stock Purchase Agreement, minimum share price that LPC shall not have right or obligation to purchase shares									$ 0.50																																																						$ 0.15		$ 0.15			$ 0.15
Proceeds from issuance of common stock				15,500,000		35,000	250,000	350,000					14,710,000	14,745,000																																											150,000
Stock Issued During Period, Shares, New Issues					3,876																			23,731		600,000						527,980	5,740,741	278,500	10,000																235,465				10,000		428,571					600,000					1,119,377		12,183
Warrants exercise price				5.45					0.50		5.45						2.90		5.00																																						0.55
Warrant expiration date									2013-12-15							Aug-10																																									2016-01
Committed shares issued to LPC (in shares)																																																														600,000
Stock Issued During Period, Value, New Issues																																81,837		557,000	40,000																35,000				40,000								0	30,000	35,000	100,000	200,000	235,000
Equity Agreement period																																																																								24 months
Common stock, par value						$ 0.001		$ 0.001	$ 0.001				$ 0.001	$ 0.001																																																										$ 0.001
Shares Committed for issuance, value of shares																																																																								2,000,000
Price of the Shares as a percentage of the lowest daily volume weighted average price																																																																								95.00%
Number of consecutive trading day for calculation of weighted average price																																																																								5 days
Registration statement filing period																																																																								45 days
Registration statement effective period																																																																								90 days
Payment of stock issue costs																																																																									60,000
Capitalized deferred costs																																																																								170,000
Deferred financings costs, amortization period																																																																								1
Amortization of deferred financing costs						42,000																																												21,000																						28,000
Convertible Note issued						300,000								300,000
Convertible Note interest rate															8.00%			10.00%	10.00%
Capitalized deferred financings costs																																																		24,800
Payment of legal fees						7,500
Payment for financing and issue cost						93,000
Proceeds from convertible notes payable						207,000
Fair market value of the conversion feature						0																																																				332,000	728,000	167,744	1,679,000
Change in fair value of derivative liability						(55,629)								(55,629)																																			0
Share-based compensation						92,236	46,782	161,851	52,487				11,552,467	11,644,703
Common Stock Available																																																																			9,650,000
Warrants no longer afforded equity treatment								428,571					428,571																				2.9		2.9
Granted during the year - Options											1,038,750	1,990,000																															10,000,000				250,000	28,409
Options exercisable - Weighted Average Remaining Contractual Term (Years)																				1 year 2 months 12 days	1 year 11 months 22 days	2 years 9 months 3 days	3 years 7 months 6 days	4 years 7 months 6 days																			5 years
Minimum Percentage Of Shares Covered Exercisable																																											20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number								1,229,659					1,229,659							7,115,275	6,886,694	6,813,494	7,386,694	7,386,694	200,000																	3,307,159
Shares, Issued																																										1,238,359
Common Shares Issuable																																										5,454,482
Granted during the year - Weighted Average Exercise Price											$ 3.20	$ 2.00								$ 0.55	$ 0.50	$ 3.00	$ 0	$ 2.96																							$ 3.20	$ 3.52
Share based compensation related to employment agreement											3,482,000																								15,968,455,000									4,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate											122.90%											108.00%													122.90%									99.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term											5 years											1 year													5 years									5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate											3.09%											2.48%													3.28%									4.73%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumption Market Price Per Share											$ 3.20											$ 0.80													$ 3.26									$ 3.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period												1,970,000
Exercise of stock options in July 2007 at $2.00 per share (in shares)												20,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Period Two											1,317,159
Share Based Compensation Arrangement By Share Based Payment Award Options Vested											739,659
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value											$ 2.70
Stock based compensation																													22,962,000							162,000	20,250	0	1,800	0	7,920											0	0	4,368,000																				4,487,000	161,851	52,487	6,311,670	0	0	4,468,490
Stock Issued During Period Shares Price Per Share																																	$ 2.70	$ 2.00	$ 2.70
Stock Issued During Period, Value, Issued for Cash																																		12,500	12,500,000
Stock Issued During Period, Shares, Issued for Cash																																		6,250	6,250
Warrants Issued																																	5,740,741		5,740,741
Proceeds from Issuance of Warrants																																	15,500,000,000
Price Per Share Of Securities Exchangeable Into Common Stock																																			$ 2.90
Common shares issued for cash, private placement costs																																			1,050,000
Common shares issued for cash, legal costs																																			90,000
Issued Warrants To Purchase Of Common Stock																																			222,222
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																																			50,000																					50,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures																						8,300,000													275,000																					275,000
Amortized Fair Value Of Common Stock																																			275,000																					275,000
Stock Issued During Period Exchange Value Issued For Services			200
Closing Price Per Share Of Stock Issued For Services			$ 0.80
Stock Issued During Period On Execution Agreement	100,000	100,000
Warrants Granted To Purchase Common Stock										100,000
Warrants Granted To Purchase Common Stock Exercise Price										$ 3.00
Warrants Cancelled										673,200
Common shares issued, shares			200,000			389,752																					718,963	75,000	139,549	0	0								10,000						44,000	13,889																											280,000
Common shares issued, value			3,000			83,000																																							7,500	2,100																											110,000
Warrants Cancelled Value										$ 220,000